MAJOR CUSTOMER (Details)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Credit Concentration Risk [Member] | Sales Revenue, Net [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	63.00%	62.00%